REVENUE RECOGNITION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Amounts included in the beginning of year contract liability balance	$ 6,143	$ 3,576